FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding of assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (6,452,388)		R$ (6,775,980)
Debt Hedge
Financial Instruments and Risks
Fair value		(6,285,722)		(6,374,130)
Operational Hedge
Financial Instruments and Risks
Fair value		(194,831)		(772,509)
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Notional amount | $	$ 4,494,125		$ 3,212,250
Fair value		(187,788)		(780,457)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional amount | $	30,000		80,000
Fair value		(7,043)		7,948
Commodity Hedge
Financial Instruments and Risks
Fair value		28,165		370,659
Commodity Hedge | Swap US-CPI standing wood (U.S.$)
Financial Instruments and Risks
Notional amount | $	590,372		646,068
Fair value		28,165		354,900
Commodity Hedge | Swap VLSFO/Brent
Financial Instruments and Risks
Notional amount | $			37,757
Fair value				15,759
Derivative Assets | Debt Hedge
Financial Instruments and Risks
Fair value		768,468		483,564
Derivative Assets | Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		8,594,225		8,594,225
Fair value		306,663		719
Derivative Assets | Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount		1,317,226		1,317,226
Fair value		76,279		136,192
Derivative Assets | Debt Hedge | Swap LIBOR to Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,600,000		3,683,333
Fair value		130,104		61,120
Derivative Assets | Debt Hedge | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount		1,078,706		974,102
Fair value		255,422		285,533
Derivative Assets | Debt Hedge | Swap IPCA to Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		576,917		520,973
Derivative Liabilities | Debt Hedge
Financial Instruments and Risks
Fair value		(7,054,190)		(6,857,694)
Derivative Liabilities | Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	2,267,057		2,267,057
Fair value		(5,537,275)		(4,978,028)
Derivative Liabilities | Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount | $	350,000		350,000
Fair value		(836,784)		(644,520)
Derivative Liabilities | Debt Hedge | Swap LIBOR x Fixed (U.S.$)-2
Financial Instruments and Risks
Notional amount | $	3,600,000		3,683,333
Fair value		(525,779)		(1,120,312)
Derivative Liabilities | Debt Hedge | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount		843,845		843,845
Fair value		(5,769)
Derivative Liabilities | Debt Hedge | Swap IPCA to Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	$ 121,003		$ 121,003
Fair value		R$ (148,583)		R$ (114,834)